Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Subscription receivable	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Total shareholders equity	Non-controlling interest	Total
Balance at Sep. 30, 2022			$ 6,250	$ (6,250)	$ 85,012	$ 850,690	$ 9,505,347	$ (440,278)	$ 10,000,771	$ 1,189,829	$ 11,190,600
Balance (in Shares) at Sep. 30, 2022			12,500,000
Shareholders’ contributions
Net income(loss)							112,030		112,030	(48,647)	63,383
Provision for statutory reserve						36,792	(36,792)
Foreign currency translation adjustment								(236,550)	(236,550)	(31,518)	(268,068)
Balance at Sep. 30, 2023			$ 6,250	(6,250)	85,012	887,482	9,580,585	(676,828)	9,876,251	1,109,664	10,985,915
Balance (in Shares) at Sep. 30, 2023			12,500,000
Shareholders’ contributions
Public offering proceeds net of listing expenses			$ 1,046		5,403,608				5,404,654		5,404,654
Public offering proceeds net of listing expenses (in Shares)			2,091,942
Contribution from non-controlling interest					1,128,976				1,128,976	1,638,056	2,767,032
Net income(loss)							(3,492,318)		(3,492,318)	(48,091)	(3,540,409)
Provision for statutory reserve						12,249	(12,249)
Foreign currency translation adjustment								268,363	268,363	184,818	453,181
Balance at Sep. 30, 2024			$ 7,296	(6,250)	6,617,596	899,731	6,076,018	(408,465)	13,185,926	2,884,447	16,070,373
Balance (in Shares) at Sep. 30, 2024			14,591,942
Shareholders’ contributions
Re-designation of authorized ordinary shares	$ 3,500	$ 3,796	$ (7,296)
Re-designation of authorized ordinary shares (in Shares)	6,999,442	7,592,500	(14,591,942)
Public offering proceeds net of listing expenses	$ 5,000				4,071,250				4,076,250		4,076,250
Public offering proceeds net of listing expenses (in Shares)	10,000,000
Registered direct offering proceeds net of listing expenses	$ 11,028				1,373,656				1,384,684		1,384,684
Registered direct offering proceeds net of listing expenses (in Shares)	22,055,096
Issurance of pre-funded warrants for cash, net of offering costs					1,063,810				1,063,810		1,063,810
Warrant shares exercised via cashless option	$ 28,472				(28,472)
Warrant shares exercised via cashless option (in Shares)	56,944,238
Net income(loss)							(1,072,667)		(1,072,667)	(128,356)	(1,201,023)
Disposal of a subsidiary					(54,438)		(44,360)	(149)	(98,947)	31	(98,916)
Foreign currency translation adjustment								(200,115)	(200,115)	69,668	(130,447)
Balance at Sep. 30, 2025	$ 48,000	$ 3,796		$ (6,250)	$ 13,043,402	$ 899,731	$ 4,958,991	$ (608,729)	$ 18,338,941	$ 2,825,790	$ 21,164,731
Balance (in Shares) at Sep. 30, 2025	95,998,776	7,592,500